Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 461,035	$ 382,903	$ 325,674
Cost of revenues	273,191	226,929	196,153
Gross profit	187,844	155,974	129,521
Operating expenses:
Research and development	54,013	41,358	37,378
Selling, marketing, general and administrative	76,343	69,613	54,274
Total operating expenses	130,356	110,971	91,652
Operating income	57,488	45,003	37,869
Financial expense, net	202	3,805	2,768
Income before taxes on income	57,286	41,198	35,101
Taxes on income	9,964	7,041	8,610
Net income	47,322	34,157	26,491
Attributed to non-controlling interests	151	382	244
Net income attributable to Sapiens’ shareholders	$ 47,171	$ 33,775	$ 26,247
Net earnings per share attributable to Sapiens’ shareholders
Basic (in Dollars per share)	$ 0.86	$ 0.67	$ 0.53
Diluted (in Dollars per share)	$ 0.85	$ 0.65	$ 0.52